Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
December 31, 2024
AFF55-NPRT3-0325
1.927048.113
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	744,548	7,192,335
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	74,965	552,494
Fidelity Series Emerging Markets Debt Fund (b)	760,910	6,011,192
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	206,812	1,768,240
Fidelity Series Floating Rate High Income Fund (b)	127,781	1,150,032
Fidelity Series High Income Fund (b)	755,190	6,502,184
Fidelity Series International Credit Fund (b)	31,548	260,269
Fidelity Series International Developed Markets Bond Index Fund (b)	1,280,597	11,115,578
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,073,908	42,872,451
Fidelity Series Real Estate Income Fund (b)	117,985	1,158,614
TOTAL BOND FUNDS (Cost $94,175,992)		78,583,389

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,027,868	95,903,374
Fidelity Advisor Series Growth Opportunities Fund (b)	4,071,502	67,383,361
Fidelity Advisor Series Small Cap Fund (b)	1,780,138	19,955,345
Fidelity Series All-Sector Equity Fund (b)	3,464,120	43,370,777
Fidelity Series Commodity Strategy Fund (b)	27,765	2,392,266
Fidelity Series Intrinsic Opportunities Fund (b)	504,434	5,362,130
Fidelity Series Large Cap Stock Fund (b)	5,621,403	129,011,194
Fidelity Series Large Cap Value Index Fund (b)	778,981	12,705,175
Fidelity Series Opportunistic Insights Fund (b)	3,414,437	82,595,243
Fidelity Series Small Cap Core Fund (b)	322,994	3,943,752
Fidelity Series Small Cap Discovery Fund (b)	500,007	5,440,076
Fidelity Series Small Cap Opportunities Fund (b)	1,784,957	26,113,927
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,487,679	75,181,207
Fidelity Series Value Discovery Fund (b)	4,981,623	77,215,149
TOTAL DOMESTIC EQUITY FUNDS (Cost $509,006,691)		646,572,976

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,226,510	34,911,674
Fidelity Series Emerging Markets Fund (b)	3,296,834	28,616,523
Fidelity Series Emerging Markets Opportunities Fund (b)	6,414,729	117,517,839
Fidelity Series International Growth Fund (b)	5,111,490	89,093,271
Fidelity Series International Small Cap Fund (b)	1,007,253	16,317,490
Fidelity Series International Value Fund (b)	7,519,921	89,637,455
Fidelity Series Overseas Fund (b)	6,633,528	89,154,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $402,653,092)		465,248,864

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	250,000	250,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,180,000	1,177,078
US Treasury Bills 0% 1/30/2025 (d)	4.45	1,340,000	1,335,591
US Treasury Bills 0% 1/9/2025 (d)	4.58	80,000	79,935
US Treasury Bills 0% 2/27/2025 (d)	4.45	60,000	59,606
US Treasury Bills 0% 2/6/2025 (d)	4.47	20,000	19,918
US Treasury Bills 0% 3/27/2025 (d)	4.28	270,000	267,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,188,692)			3,189,488

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $979,737)	4.36	979,541	979,737

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,010,004,204)	1,194,574,454
NET OTHER ASSETS (LIABILITIES) - 0.0%	259,865
NET ASSETS - 100.0%	1,194,834,319

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	81	Mar 2025	9,183,375	(303,629)	(303,629)
ICE MSCI Emerging Markets Index Contracts (United States)	336	Mar 2025	18,039,840	(625,087)	(625,087)

TOTAL EQUITY CONTRACTS					(928,716)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	195	Mar 2025	21,206,250	(180,047)	(180,047)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	240	Mar 2025	27,322,500	(852,442)	(852,442)

TOTAL INTEREST RATE CONTRACTS					(1,032,489)

TOTAL PURCHASED					(1,961,205)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	74	Mar 2025	21,962,275	664,747	664,747

TOTAL FUTURES CONTRACTS					(1,296,458)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,166,489.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,219,068	25,911,591	26,150,902	66,922	(20)	-	979,737	979,541	0.0%
Total	1,219,068	25,911,591	26,150,902	66,922	(20)	-	979,737	979,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	94,253,667	33,041,583	20,875,492	22,010,027	2,209,768	(12,726,152)	95,903,374	6,027,868
Fidelity Advisor Series Growth Opportunities Fund	66,430,601	13,873,442	20,376,237	5,745,296	1,982,273	5,473,282	67,383,361	4,071,502
Fidelity Advisor Series Small Cap Fund	32,480,308	6,323,460	15,354,879	5,131,439	1,242,282	(4,735,826)	19,955,345	1,780,138
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	576,860	8,532,921	1,889,434	145,813	3,488	(31,500)	7,192,335	744,548
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	599,706	49,889	79,923	19,625	(4,341)	(12,837)	552,494	74,965
Fidelity Series All-Sector Equity Fund	31,203,848	16,589,698	5,927,149	2,838,057	427,385	1,076,995	43,370,777	3,464,120
Fidelity Series Canada Fund	34,313,996	5,279,870	5,428,649	1,041,027	762,926	(16,469)	34,911,674	2,226,510
Fidelity Series Commodity Strategy Fund	8,126,796	2,848,495	8,172,509	291,484	(4,339,499)	3,928,983	2,392,266	27,765
Fidelity Series Emerging Markets Debt Fund	6,205,959	628,844	854,628	255,714	3,795	27,222	6,011,192	760,910
Fidelity Series Emerging Markets Debt Local Currency Fund	1,976,025	166,245	286,324	81,491	(7,173)	(80,533)	1,768,240	206,812
Fidelity Series Emerging Markets Fund	32,287,911	2,776,387	6,242,942	798,175	177,953	(382,786)	28,616,523	3,296,834
Fidelity Series Emerging Markets Opportunities Fund	130,354,500	11,227,722	27,716,140	2,404,072	(13,122)	3,664,879	117,517,839	6,414,729
Fidelity Series Floating Rate High Income Fund	1,176,518	140,045	159,980	79,522	4,313	(10,864)	1,150,032	127,781
Fidelity Series Government Money Market Fund	17,655	1,147,757	1,165,412	12,712	-	-	-	-
Fidelity Series High Income Fund	6,339,583	1,082,172	1,022,303	321,352	7,728	95,003	6,502,183	755,190
Fidelity Series International Credit Fund	256,877	12,363	11,604	12,363	581	2,052	260,269	31,548
Fidelity Series International Developed Markets Bond Index Fund	-	11,875,690	487,008	188,174	(1,161)	(271,943)	11,115,578	1,280,597
Fidelity Series International Growth Fund	97,544,298	13,102,020	15,505,830	3,681,791	1,956,332	(8,003,549)	89,093,271	5,111,490
Fidelity Series International Small Cap Fund	18,287,948	2,441,085	3,155,226	1,557,991	277,771	(1,534,087)	16,317,491	1,007,253
Fidelity Series International Value Fund	98,348,567	11,602,542	15,409,835	4,035,652	2,009,424	(6,913,243)	89,637,455	7,519,921
Fidelity Series Intrinsic Opportunities Fund	-	5,457,934	-	6,260	-	(95,804)	5,362,130	504,434
Fidelity Series Investment Grade Bond Fund	-	2,035,570	2,046,243	5,598	10,673	-	-	-
Fidelity Series Large Cap Stock Fund	126,598,707	18,905,735	22,668,738	10,072,533	3,305,529	2,869,961	129,011,194	5,621,403
Fidelity Series Large Cap Value Index Fund	12,456,807	2,442,312	2,460,340	372,912	314,829	(48,433)	12,705,175	778,981
Fidelity Series Long-Term Treasury Bond Index Fund	59,039,425	5,796,595	19,295,464	1,335,540	(6,381,786)	3,713,680	42,872,450	8,073,908
Fidelity Series Opportunistic Insights Fund	74,707,481	18,920,011	16,709,407	5,259,937	2,040,126	3,637,032	82,595,243	3,414,437
Fidelity Series Overseas Fund	97,803,390	9,687,872	14,102,763	1,984,600	1,812,743	(6,046,630)	89,154,612	6,633,528
Fidelity Series Real Estate Income Fund	1,179,803	121,513	160,137	60,982	3,131	14,305	1,158,615	117,985
Fidelity Series Short-Term Credit Fund	195,133	-	194,143	224	4,686	(5,676)	-	-
Fidelity Series Small Cap Core Fund	3,776,392	1,239,195	1,172,865	52,069	90,143	10,887	3,943,752	322,994
Fidelity Series Small Cap Discovery Fund	-	5,562,267	-	5,938	-	(122,191)	5,440,076	500,007
Fidelity Series Small Cap Opportunities Fund	41,134,458	7,124,189	20,827,058	3,405,019	1,632,206	(2,949,868)	26,113,927	1,784,957
Fidelity Series Stock Selector Large Cap Value Fund	73,730,538	18,350,005	15,519,733	6,974,582	1,856,594	(3,236,197)	75,181,207	5,487,679
Fidelity Series Value Discovery Fund	75,426,058	18,984,864	15,836,175	3,024,698	1,499,420	(2,859,018)	77,215,149	4,981,623
	1,226,829,815	257,370,292	281,114,570	83,212,669	12,889,017	(25,569,325)	1,190,405,229	83,152,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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